Vanguard International High Dividend Yield Index Fund Average Annual Total Returns - Admiral Prospectus [Member]		12 Months Ended	60 Months Ended	118 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE All-World ex US High Dividend Yield Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		38.04%	13.34%	10.59%
FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.95%	8.04%	9.33%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent		37.34%	12.97%	10.20%
Performance Inception Date	Mar. 02, 2016
Admiral Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		36.05%	11.73%	9.09%
Admiral Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		22.89%	10.04%	8.02%